Property and equipment, net (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property and equipment, net [Line Items]
Gross carrying amount	$ 618,106	$ 610,282
Less: accumulated depreciation	(274,905)	(244,890)
Property and equipment, net	343,201	365,392
Servers, computers and equipment
Property and equipment, net [Line Items]
Gross carrying amount	272,809	319,393
Buildings
Property and equipment, net [Line Items]
Gross carrying amount	144,678	158,119
Construction in progress
Property and equipment, net [Line Items]
Gross carrying amount	163,199	96,552
Decoration of buildings
Property and equipment, net [Line Items]
Gross carrying amount	14,825	16,194
Leasehold improvements
Property and equipment, net [Line Items]
Gross carrying amount	7,318	8,210
Motor vehicles
Property and equipment, net [Line Items]
Gross carrying amount	7,915	6,585
Furniture, fixture and office equipment
Property and equipment, net [Line Items]
Gross carrying amount	$ 7,362	$ 5,229